Global Multi-Sector Bond Fund	07/01/2015 to 06/30/2016

ICA File Number: 811-22243
Registrant Name: T. Rowe Price Global Multi-Sector Bond Fund, Inc.
Reporting Period: 07/01/2015 - 06/30/2016

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22243

T. Rowe Price Global Multi-Sector Bond Fund, Inc. (Formerly the Strategic Income Fund, Inc.)

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2015 to 06/30/2016

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Global Multi-Sector Bond Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 31, 2016
======================== Global Multi-Sector Bond Fund =========================

COSAN LUXEMBOURG 9.50% NOTES DUE MARCH 14, 2018

Ticker:       N/A            Security ID:  B9LVW64
Meeting Date: JUN 09, 2016   Meeting Type: Consent and Tender
Record Date:  JUN 09, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Tender and Consent with Early Premium   N/A       Yes          Management

--------------------------------------------------------------------------------

KAZMUNAIGAZ FINANCE SUB 9.125% NOTES DUE JULY 2, 2018

Ticker:       N/A            Security ID:  B3B9BQ9
Meeting Date: JUL 07, 2015   Meeting Type: Consent
Record Date:  JUL 07, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent with early premium              N/A       Yes          Management

--------------------------------------------------------------------------------

MARKWEST ENERGY 4.50% NOTES DUE JULY 15, 2023

Ticker:       N/A            Security ID:  B8B0B34
Meeting Date: DEC 07, 2015   Meeting Type: Exchange Offer
Record Date:  DEC 07, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Exchange and Consent Offer with Early   N/A       Yes          Management
      Premium

--------------------------------------------------------------------------------

MILLICOM INTL  6.625% NOTES DUE OCTOBER 15, 2021

Ticker:       N/A            Security ID:  BFP9VZ8
Meeting Date: JUL 22, 2015   Meeting Type: Consent
Record Date:  JUL 22, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent Granted - Event or proposal     N/A       Yes          Management
      approved.

============================ END NPX REPORT ====================================